Short-term Investments and Fair Value Measurement (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Investments	$ 349,615
Investment costs	$ 30,000
Equity method investments percentage	8.30%
Investment loss	$ 3,500
Two U.S. publicly listed companies [Member]
Investments	163,288
U.S. publicly listed companies [Member]
Investments		$ 172,966
Investment costs	178,237	$ 2,826
Gain on sale of investments	$ 5,271